Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio	Apr. 29, 2023
VIP Floating Rate High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(0.46%)
Past 5 years	3.14%
Since Inception	3.14%
SP026
Average Annual Return:
Past 1 year	(0.77%)
Past 5 years	3.43%
Since Inception	3.70%	[1]

[1]	A From April 9, 2014